Defined Benefit Plan Amortization (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012 Pension Plans, Defined Benefit	Oct. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of prior service cost (benefit)	$ 1	$ (4)
Amortization of cumulative losses	$ 127	$ 29